SCHEDULE OF TAX PAYABLE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes payable	$ 55,942	$ 232,637	$ 283,495
Value-added [Member]
Taxes payable	12,979	97,917	32,318
Income [Member]
Taxes payable	29,979	109,396	235,300
City Construction [Member]
Taxes payable	1,760	7,018	2,422
Education [Member]
Taxes payable	1,479	5,064	1,781
Other [Member]
Taxes payable	$ 9,745	$ 13,242	$ 11,674